Vanguard Short-Term Treasury Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	1.36%	1.38%
Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	1.36%	1.38%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	1.33%	1.33%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.25%	0.44%	0.60%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.35%	0.65%	0.71%